New Standards Issued but Not Yet Adopted	12 Months Ended
Dec. 31, 2018
New Standards Issued but Not Yet Adopted [Abstract]
New Standards Issued but Not Yet Adopted
3	New Standards Issued but Not Yet Adopted

Certain new standards, amendments to standards and interpretations (annual improvements to IFRS, amendments to IFRS 4, IFRS 17, IFRS Practice Statement 2, IAS 1, IAS 8 and IAS 12) are not yet effective for up to the date of issuance of the Company’s financial statements. The Company anticipates that these new standards, interpretations and amendments will be adopted in the financial statements as and when they are applicable and adoption of these new standards, interpretations and amendments may have no material impact on the financial statements of the Company in the period of initial application.